Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,578,239.45
Total Fee Amount	2,703.75
Total Offset Amount	0.00
Net Fee	$ 2,703.75
Offering Table N/A
Offset Table N/A	N/A